State Street SPDR Bloomberg Emerging Markets USD Bond ETF Average Annual Total Returns			12 Months Ended	45 Months Ended	60 Months Ended	120 Months Ended
		Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Emerging Market USD Sovereign and Sovereign Owned Index/Bloomberg Emerging USD Bond Core Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.52%	(1.32%)
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			(1.69%)	(3.87%)	(1.96%)	0.15%
State Street SPDR Bloomberg Emerging Markets USD Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			4.17%	(1.02%)
Performance Inception Date		Apr. 07, 2021
State Street SPDR Bloomberg Emerging Markets USD Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.71%	(3.06%)
State Street SPDR Bloomberg Emerging Markets USD Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.44%	(1.64%)

[1]	Returns shown are reflective of the Index for periods beginning on the Benchmark Index Change Date and the Previous Benchmark Index for periods prior to the Benchmark Index Change Date.